Total
Old Westbury Small & Mid Cap Strategies Fund
Old Westbury Small & Mid Cap Strategies Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury Small & Mid Cap Strategies Fund Old Westbury Small & Mid Cap Strategies Fund
Management Fees	0.85%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.17%	[1],[2]
Less Fee Waiver	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[1]
[1]	The Adviser has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may not be changed or terminated at any time before October 31, 2024 without the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | USD ($)	115	368	640	1,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a broad, diversified portfolio of securities of small and medium capitalization companies traded on a principal U.S. exchange or U.S. over-the-counter market, and securities of small and medium capitalization non-U.S. companies in foreign countries, including emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in securities of small and medium capitalization companies. The Adviser currently defines small and medium capitalization companies as companies having, at the time of initial investment, a market capitalization not greater than the smallest 40% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities whose market capitalizations exceed or fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2022, the largest market capitalization in this group was $32.5 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

The Fund may employ a quantitative strategy. Under a quantitative strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $250 million.

The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund also may invest in government fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and REIT-like entities, corporate bonds, and a variety of derivatives, including futures, options, swaps and other derivative instruments, to increase return, to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. Fixed income securities held by the Fund may be of any maturity or quality, including investment grade securities, below investment grade rated securities (sometimes referred to as “junk bonds”) and unrated securities determined by the Adviser or sub-advisers to be of comparable quality.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions.

Smaller and Mid-Sized Company Risk — Smaller and mid-sized companies may be more vulnerable to market downturns and adverse business or economic events and may be relatively less liquid than securities in larger companies.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk — Real estate investment trusts or REITs and REIT-like entities carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT or REIT-like entity and adverse changes to the tax laws.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

LIBOR Discontinuance Risk — Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. The utilization of these “synthetic” LIBORs, and the nature of any replacement rate, is uncertain. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

High-Yield, Lower-Grade Debt Securities Risk — High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly price volatility and market conditions attributable to adverse economic or political developments.

Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price.

Quantitative Investment Strategy Risk — A Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the MSCI ACWI SMID Cap Index (Net). The Net performance figures of the index reflect no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to December 30, 2016, the Fund was named the Old Westbury Small & Mid Cap Fund and operated under a different investment strategy. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 23.72% (quarter ended 6/30/2020) and the lowest return for a quarter was (24.78)% (quarter ended 3/31/2020).
Average Annual Total Returns (for the periods ended 12/31/2022)
Average Annual Returns - Old Westbury Small & Mid Cap Strategies Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Old Westbury Small & Mid Cap Strategies Fund	(22.54%)	1.82%	6.13%
After Taxes on Distributions | Old Westbury Small & Mid Cap Strategies Fund	(22.63%)	0.50%	4.53%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury Small & Mid Cap Strategies Fund	(13.27%)	1.37%	4.73%
MSCI ACWI SMID Cap Index (Net) (reflects no deduction for fees, expenses or income taxes)	(18.72%)	3.38%	7.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.